Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment
Property, Plant and Equipment

Note 15. Property, Plant and Equipment

(a)

							Prepayments
							for purchase
				Research	Office		of equipment
		Building		and	furniture		and
		and		development	and		construction
	Land	improvements	Machinery	equipment	equipment	Others	in progress	Total

	(in thousands)
Cost
Balance at January 1, 2021	$41,828	75,403	74,956	45,487	14,657	33,248	852	286,431
Additions	-	60	1,705	4,565	731	13,307	447	20,815
Transfers	-	-	783	69	-	-	(852)	-
Disposals	-	(79)	(5)	(895)	(2,286)	(106)	-	(3,371)
Effect of exchange rate changes	-	(1)	2	1	25	(7)	-	20
Balance at December 31, 2021	41,828	75,383	77,441	49,227	13,127	46,442	447	303,895
Additions	-	1,129	2,730	1,946	1,301	4,030	2,210	13,346
Transfers	-	—	335	112	-	-	(447)	-
Disposals	-	(37)	(2)	(1,861)	(152)	(2,163)	-	(4,215)
Disposal of subsidiary	-	-	-	-	(103)	(225)	-	(328)
Effect of exchange rate changes	-	-	-	-	(168)	(371)	-	(539)
Balance at December 31, 2022	$41,828	76,475	80,504	49,424	14,005	47,713	2,210	312,159

Accumulated Depreciation
Balance at January 1, 2021	$-	24,647	57,576	39,283	12,076	20,775	-	154,357
Depreciation for the year	-	4,232	5,824	2,551	1,048	5,949	-	19,604
Disposals	-	(79)	(5)	(895)	(2,286)	(89)	-	(3,354)
Effect of exchange rate changes	-	-	-	2	21	29	-	52
Balance at December 31, 2021	-	28,800	63,395	40,941	10,859	26,664	-	170,659
Depreciation for the year	-	4,212	4,964	3,125	1,132	6,531	-	19,964
Disposals	-	(37)	(2)	(1,861)	(152)	(1,969)	-	(4,021)
Disposal of subsidiary	-	-	-	-	(57)	(92)	-	(149)
Effect of exchange rate changes	-	-	-	-	(141)	(291)	-	(432)
Balance at December 31, 2022	$-	32,975	68,357	42,205	11,641	30,843	-	186,021

Carrying amounts
At December 31, 2021	$41,828	46,583	14,046	8,286	2,268	19,778	447	133,236
At December 31, 2022	$41,828	43,500	12,147	7,219	2,364	16,870	2,210	126,138

Others in property, plant and equipment includes mold equipment, leasehold improvements, right-of-use assets and other equipment.

The Company incurred non-cash capital expenditures of $2,016 thousand, $3,608 thousand and $2,551 thousand in the years ended December 31, 2020, 2021 and 2022.

The above items of property, plant and equipment, except certain machinery and equipment for specific project depreciated on Fixed-Percentage-on-Declining-Base Method basis mentioned in Note 4(i), are depreciated on a straight-line basis over their estimated useful lives as follows:

Buildings	25 years
Building improvements	4-16 years
Machinery	4-10 years
Research and development equipment	2-6 years
Office furniture and equipment	3-8 years
Others	2-15 years

For the years ended December 31, 2020, 2021 and 2022, the Company did not recognize any impairment loss on property, plant and equipment.

Information on property, plant and equipment that were pledged to bank as collateral is provided in Note 27.

(b)   Lease Arrangements

(i)    Right-of-use assets

Addition to right-of-use assets during 2021 and 2022 were $11,247 thousand and $2,395 thousand, respectively. The carrying amounts of right-of-use assets for offices and buildings lease included in Others in property, plant and equipment was $16,660 thousand and $13,863 thousand as of December 31, 2021 and 2022, respectively. Depreciation expense of right-of-use assets amounted to $2,619 thousand, $4,554 thousand and $4,810 thousand in 2020, 2021 and 2022, respectively.

(ii)    Lease liabilities

	December 31,	December 31,
	2021	2022

	(in thousands)
Current portion (classified under other current liabilities)	$4,602	4,218
Non-current portion (classified under other non-current liabilities)	11,258	7,457
	$15,860	11,675

(iii)    Additional lease information

	Year ended December 31,
	2020	2021	2022

	(in thousands)
Expenses relating to short-term leases	$258	162	364
Expenses relating to low-value asset leases	$230	342	113
Expenses relating to variable lease payments not included in the measurement of lease liabilities	$2,018	1,874	2,920

The reconciliation of lease liabilities to cash flows arising from financing activities was as follows:

	Year ended December 31,
	2021	2022

	(in thousands)

Balance at beginning of year	$10,454	15,860
Change from financing activities:
Payment of lease liabilities	(4,668)	(4,294)
Total change from financing activities	(4,668)	(4,294)
Other changes:
New lease	11,247	2,395
Interest expense	213	222
Interest paid	(213)	(222)
Lease modifications	-	(194)
Disposal of subsidiary	-	(138)
Effect of exchange rate changes	(1,173)	(1,954)
Total liability-related other changes	10,074	109
Balance at end of year	$15,860	11,675